Report Of The Directors Financial Review Risk Report - Wholesale lending: other corporate, commercial and financial (non-bank) loans and advances including loan commitments by level of collateral for key countries (by stage) (Details) - USD ($)
$ in Millions
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments			$ 12,825
Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments			3,644
Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments			931
Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments			$ 2,543
IFRS 9
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,251,833	$ 2,160,680
Wholesale Lending Sector | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,242
ECL coverage	33.70%
Wholesale Lending Sector | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,137
ECL coverage	27.40%
Wholesale Lending Sector | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,109
ECL coverage	41.30%
Wholesale Lending Sector | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,011
ECL coverage	4.20%
Wholesale Lending Sector | IFRS 9 | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 912,414
ECL coverage	0.60%
Wholesale Lending Sector | IFRS 9 | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 206,595
ECL coverage	0.80%
Wholesale Lending Sector | IFRS 9 | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 193,659
ECL coverage	0.30%
Wholesale Lending Sector | IFRS 9 | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 136,436
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 832,494
Collateral value	$ 21,097
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 183,997
Collateral value	$ 2,388
ECL coverage	0.20%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 180,931
Collateral value	$ 10,263
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 124,946
Collateral value	$ 696
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 549,536
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 154,059
ECL coverage	0.20%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 122,259
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Not collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 30,395
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 234,081
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,387
ECL coverage	0.20%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 36,730
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Fully collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 93,804
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 48,877
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,551
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 21,942
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | Partially collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 747
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 60,405
ECL coverage	0.20%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,461
ECL coverage	0.40%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,032
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – less than 50% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,922
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 82,590
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,510
ECL coverage	0.20%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 14,264
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 51% to 75% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,267
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 15,853
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,175
ECL coverage	0.20%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,567
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 76% to 90% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,723
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 75,233
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8,241
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,867
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | 12-month expected credit losses | – 91% to 100% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 56,892
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 72,023
Collateral value	$ 2,074
ECL coverage	1.20%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 20,123
Collateral value	$ 207
ECL coverage	2.30%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,877
Collateral value	$ 971
ECL coverage	0.40%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,291
Collateral value	$ 0
ECL coverage	1.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 42,053
ECL coverage	1.40%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12,364
ECL coverage	3.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,212
ECL coverage	0.40%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,578
ECL coverage	1.30%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 24,977
ECL coverage	1.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,378
ECL coverage	1.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,378
ECL coverage	0.50%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9,713
ECL coverage	1.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,993
ECL coverage	0.70%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 381
ECL coverage	3.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,287
ECL coverage	0.30%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11,915
ECL coverage	0.90%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,410
ECL coverage	0.60%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,421
ECL coverage	0.40%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 3,711
ECL coverage	1.40%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5,344
ECL coverage	1.30%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,042
ECL coverage	3.50%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,290
ECL coverage	0.60%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 810
ECL coverage	1.40%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,642
ECL coverage	1.50%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 140
ECL coverage	2.90%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 391
ECL coverage	0.50%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 691
ECL coverage	0.30%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6,076
ECL coverage	0.80%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 786
ECL coverage	0.10%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 276
ECL coverage	0.40%
Wholesale Lending Sector | Financial instruments not credit-impaired | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,501
ECL coverage	0.90%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 7,581
Collateral value	$ 429
ECL coverage	45.60%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 2,467
Collateral value	$ 113
ECL coverage	33.20%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 782
Collateral value	$ 38
ECL coverage	52.70%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 199
Collateral value	$ 2
ECL coverage	11.10%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 4,990
ECL coverage	52.50%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,775
ECL coverage	42.10%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 478
ECL coverage	81.20%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 6
ECL coverage	16.70%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1,660
ECL coverage	25.20%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 513
ECL coverage	6.20%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 146
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 188
ECL coverage	9.60%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 931
ECL coverage	44.90%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 179
ECL coverage	22.30%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 158
ECL coverage	15.20%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 5
ECL coverage	60.00%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 596
ECL coverage	34.90%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 181
ECL coverage	7.70%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 11
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 77
ECL coverage	22.10%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 487
ECL coverage	10.50%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 172
ECL coverage	1.70%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 62
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 103
ECL coverage	1.00%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 382
ECL coverage	25.40%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 86
ECL coverage	10.50%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 32
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 195
ECL coverage	31.80%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 74
ECL coverage	8.10%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 41
ECL coverage	0.00%
Wholesale Lending Sector | Financial instruments credit-impaired after purchase or origination | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 316
Collateral value	$ 38
ECL coverage	59.20%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8
Collateral value	$ 3
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 69
Collateral value	$ 34
ECL coverage	50.70%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
Collateral value	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 214
ECL coverage	69.20%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 25
ECL coverage	20.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Not collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 59
ECL coverage	13.60%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Fully collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 43
ECL coverage	72.10%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 8
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 35
ECL coverage	85.70%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | Partially collateralised | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 12
ECL coverage	33.30%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – less than 50% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 16
ECL coverage	25.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 51% to 75% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 22
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 76% to 90% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | Hong Kong | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 9
ECL coverage	0.00%
Wholesale Lending Sector | POCI | IFRS 9 | Lifetime expected credit losses | – 91% to 100% | Loans and advances to customers and banks | US | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 0
ECL coverage	0.00%